Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Detailed information on intangible assets
Research and development expense	€ 61,484	€ 52,362	€ 166,575	€ 153,024
Depreciation and amortisation expense	€ 442,645	€ 396,404	1,278,827	1,171,170
Capitalized development costs
Detailed information on intangible assets
Depreciation and amortisation expense			€ 7,182	€ 4,380